Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2020 Fund - Premier Class	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 22
3 years	68
5 years	118
10 years	$ 268